Shareholders' Equity (Employee Stock Options Narrative) (Details) (Employee Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Awards prior to September, 2005 [Member]	Dec. 31, 2013 Awards after September, 2005 [Member]	Dec. 31, 2013 Amended And Restated Israeli Share Option Plan [Member]	Dec. 31, 2012 Amended And Restated Israeli Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares available for grant				1,442,529	2,085,924
Options, expiration term		10 years	6 years
Vesting period	4 years
Unrecognized estimated compensation cost related to non-vested stock options granted	$ 3,170
Unrecognized compensation cost, recognition period	2 years 8 months 1 day